Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment, net consist of the following:

	As of December 31, 2025	As of December 31, 2024
	US$	US$
Office equipment	$173,048	$169,247
Furniture and fixtures	20,346	20,346
Subtotal	193,394	189,593
Less: accumulated depreciation	(181,794)	(166,727)
Total property and equipment, net	$11,600	$22,866